DISAGGREGATION OF REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
DISAGGREGATION OF REVENUE
DISAGGREGATION OF REVENUE

NOTE 16 – DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue.

The following table presents our revenue disaggregated by country for the three months ended:

Country	March 31, 2025	March 31, 2024
Croatia	$3,093	19,344
Cyprus	52,562	22,737
Bulgaria	12,183	4,651
Greece	13,322,494	14,225,572
Albania	36,332	-
UK	285,864	312,569
Total	$13,712,528	$14,584,473

NOTE 18 – DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue.

The following table presents our revenue disaggregated by country for the years ended:

Country	2024	2023
Croatia	$47,233	$26,985
Cyprus	184,000	180,404
Bulgaria	66,658	210,033
Ireland	-	1,636
Greece	52,935,979	50,526,307
United States	-	504
Cayman Islands	-	12,632
UAE	341,782	-
UK	850,750	2,418,373
Total	$54,426,402	$53,376,874